Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The Company’s subsidiaries are governed by the income tax laws in Singapore. The tax on the Company’s loss before tax differs from theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	For years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Tax expense attributable to income (loss) is made up of:
Current income tax	23,086	(368,542)	-	-

Loss before tax	(7,547,787)	(4,301,507)	(4,185,192)	(3,254,679)

Tax calculated at tax rate @17%	(1,283,124)	(731,257)	(711,483)	(553,296)
Effects of:
- Effect of tax rates in foreign jurisdiction	930,664	141,421	227,834	177,179
- Tax effect on expense not deductible for tax purposes	129,502	149,973	211,824	164,729
- Income not subject to tax	-	(12,096)	(10,083)	(7,841)
- Utilization of capital allowance	(1,041)	-	-	-
- Recognition of tax effect of previously unrecognized tax losses	(15,809)	-	-	-
- Deferred tax assets on temporary differences not recognized	239,808	461,877	325,949	253,478
- Under provision of current taxation in respect of prior year	23,086	(368,542)	-	-
- Others	-	(9,918)	(44,041)	(34,249)
Tax charge	23,086	(368,542)	-	-